Fair Value Measurements And Disclosure (Long-Term Debt And Other Financial Instruments) (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Schedule of Fair Value of Separate Accounts by Major Category of Investment [Line Items]
Bank borrowings	$ 1	$ 0
Carrying Amount [Member]
Schedule of Fair Value of Separate Accounts by Major Category of Investment [Line Items]
Notes and debentures	69,578	64,514
Bank borrowings	1	0
Investment securities	2,218	2,092
Fair Value [Member]
Schedule of Fair Value of Separate Accounts by Major Category of Investment [Line Items]
Notes and debentures	81,310	73,738
Bank borrowings	1	0
Investment securities	2,218	2,092
Fair Value [Member] | Level 2 [Member]
Schedule of Fair Value of Separate Accounts by Major Category of Investment [Line Items]
Notes and debentures	$ 81,310	$ 73,738